UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31,1999

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  [X] IS A RESTATEMENT.
                                   [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:              J.P. MORGAN & CO. INCORPORATED
ADDRESS:           60, WALL STREET
                   NEW YORK, NY  10260

13F FILE NUMBER:        28-490

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:             JAMES C.P. BERRY
TITLE:            VICE PRESIDENT
PHONE:            (212)648-3380
SIGNATURE, PLACE, AND DATE OF SIGNING:

  JAMES C.P. BERRY    NEW YORK, NEW YORK     MARCH 31, 1999

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT.  (CHECK HERE IF ALL HOLDINGS OF THIS
    REPORTING MANAGER ARE REPORTED IN THIS REPORT.)

[ ] 13F NOTICE.  (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS
    REPORT, AND ALL HOLDINGS ARE REPORTED BY OTHER REPORTING
    MANAGER(S).)

[ ] 13F COMBINATION REPORT.  (CHECK HERE IF A PORTION OF THE
    HOLDINGS FOR THIS REPORTING MANAGER ARE REPORTED IN THIS
    REPORT AND A PORTION ARE REPORTED BY OTHER REPORTING
    MANAGER(S).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:         4

FORM 13F INFORMATION TABLE ENTRY TOTAL:    6

FORM 13F INFORMATION TABLE VALUE TOTAL:    $848,768

LIST OF OTHER INCLUDED MANAGERS:

 NO.   13F FILE NUMBER   NAME

 01    28-707            MORGAN GUARANTY TRUST CO. OF NEW YORK
 02    28-1482           J. P. MORGAN INVESTMENT MANAGEMENT INC.
 05    28-3387           J. P. MORGAN FSB
 09                      ROBERT J. MURTAGH

                                                                  FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN MANAGERS       SOLE   SHARED     NONE


FORM 13F-HR NAME OF REPORTING MANAGER:   J.P. MORGAN & CO. INC. -  (CONSOLIDATED)          MARCH     31 1999             PAGE     13
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN MANAGERS       SOLE   SHARED     NONE
D AMERICA ONLINE, INC.           COMMON           02364J104     2928    19920 SH       DEFINED 05             6300        0    13620
D AMERICA ONLINE, INC.           COMMON           02364J104                 0 SH       DEFINED                   0        0        0
D AMERICA ONLINE, INC.           COMMON           02364J104   339469  2309310 SH       DEFINED 01          1468520        0   840790
D AMERICA ONLINE, INC.           COMMON           02364J104   501058  3408555 SH       DEFINED 02          2187200        0  1221355
D AMERICA ONLINE, INC.           COMMON           02364J104     1558    10600 SH       OTHER   09            10600        0        0
D AMERICA ONLINE, INC.           COMMON           02364J104     3755    25542 SH       OTHER   01            12000    13542        0
